SIGNIFICANT ACCOUNTING POLICIES - Corporate group (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Significant Accounting Policies
Assets	$ 236,088,113	$ 220,076,482
Fondo de Capital Privado Fondo Inmobiliario Colombia [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	49.96%	51.29%	63.47%
Assets	$ 3,751,981	$ 3,205,133
Fideicomiso Lote Abelardo Castro. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	66.77%	67.39%	68.23%
Assets	$ 12,900	$ 11,616
Fideicomiso Lote Distrito Vera B1B2 [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	66.77%	0.00%	0.00%
Assets	$ 63,010	$ 0
Fideicomiso Lote Distrito Vera B3B4 [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
Proportion of ownership interest in subsidiary	66.77%	0.00%	0.00%
Assets	$ 60,684	$ 0
Banistmo Panama Fondo de Inversion S.A. (Before Suvalor Panama Fondos de Inversion S.A.) [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panamá
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Assets	$ 246	$ 244